Document and Entity Information Document	Mar. 08, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 08, 2024
Entity Incorporation, State or Country Code	X0
Entity File Number	001-37599
Entity Tax Identification Number	98-1268150
Entity Address, Address Line One	20 Eastbourne Terrace
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W2 6LG
Entity Address, Country	GB
Country Region	44
City Area Code	20
Local Phone Number	33250660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares - £1.00 par value per share
Trading Symbol	LIVN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Registrant Name	LIVANOVA PLC
Entity Central Index Key	0001639691
Amendment Flag	false